Other operating income (Tables)	12 Months Ended
Dec. 31, 2023
Other operating income
Schedule of other operating income

	2023	2022	2021
Government grants (1)	13,313	15,621	7,599
Government subsidies per Covid-19 context (2)	21,511	14,133	33,366
Compensation for concession (3)	62,677	—	—
Other	3,059	7,586	1,812
	100,560	37,340	42,777

(1)   Correspond to grants for the development of airport infrastructure. As consideration for having granted the concession of the Group A of the National Airport System of Argentina, AA2000 assigns to the Government 15% of the total revenues of the concession, 2.5% of such revenues are destined to fund the investment commitments of AA2000 corresponding to the investment plan under the concession agreement by means of a trust in which AA2000 is the settlor; Banco de la Nación Argentina, the trustee; and the beneficiaries are AA2000 and constructors of the airports’ works. The funds in the trust are used to settle the accounts payable to suppliers of the infrastructure being built in the Argentine Airport System. As per IAS 20, the benefit received by AA2000 qualifies as a grant related to income on a monthly basis that it is recognized at fair value since there is a reasonable assurance that such benefit will be received.

(2)   Mainly corresponds to the following government subsidies to support airports in the context of Covid-19 pandemic for the year ended December 31, 2023, 2022 and 2021:

◾	Re-equilibrium of concession agreements due to force majeure or fortuitous case events in Brazilian airports for a total amount of USD 17,785, USD 13,639 and USD 25,473 net of tax in 2023, 2022 and 2021 respectively.

Due to the impact generated by the pandemic, the Brazilian subsidiaries filed a claim for economic-financial re-equilibrium of its concession contracts. This was possible due to the Brazilian Government recognition that the Covid-19 pandemic is a case of “force majeure” or “fortuitous event” concluding that the loss from the impact of the pandemic is not part of the risks assumed by the private sector and must be compensated by the Federal Government. In view of this, the Brazilian ANAC defined for the calculation of this re-equilibrium the compensation according to the companies’ projected operational result in the scenario without pandemic.

The compensatory amounts for the years 2023, 2022 and 2021 with respect of Brasilia airport were estimated at USD 15,264, USD 11,754 and USD 22,636 net of tax respectively, and the measure of this reconstitution is through the offset of the concession fee payable, see amount compensated in Note 23.

The compensatory amounts for the years 2023, 2022 and 2021 for Natal airport were estimated at USD 2,521, USD 1,885 and USD 2,837 net of tax respectively, which was received through the offset of the monthly contribution and the readjustment of aeronautical tariffs until December 31, 2023, date on which the pending amount was included in the indemnification received from the Brazilian Government as part of the re-bidding process (Note 1.2.1).

During 2023, the final compensatory amount for the year 2022 for the Brasilia and Natal airports was determined, resulting, net of tax, in an increase of USD 3,550 and USD 176,  respectively compared to the amount that had initially been estimated and recognized as an Other operating income as of December 31, 2022.

During 2022, the final compensatory amounts for the year 2021 were determined, resulting, net of tax, in an increase of USD 1,046 related to Brasilia airport and a reversal of USD 190 related to the Natal Airport compared to the amounts that had initially been estimated and recognized as Other operating income as of December 31, 2021.

During 2021, the final compensatory amounts for the year 2020 was determined, resulting in a total reversal of USD 3,450 (USD 3,074 and USD 376 related to Brasilia and Natal airports respectively) compared to the amount that had initially been estimated and recognized as of December 31, 2020.

8       Other operating income (Cont.)

◾ On July 26, 2021 the European Commission approved, under the terms of the European Union law, an Italian grant of EUR 800 million to compensate airports and handling operators for losses caused by travel restrictions that Italy and other countries implemented in order to contain Covid-19 infections. As of December 31, 2021, the amount referring to this compensation to TA has been determined and recognized as an Other operating income of approximately EUR 9.5 million (equivalent to USD 10,900).

In June 2022, the final amount referring to the compensation granted to TA in 2021 was determined, resulting in a reversal of approximately EUR 339 thousand (equivalent to USD 362).

There are no unfulfilled conditions or other contingencies attaching to these grants.

(3) Corresponds to the indemnification regarding the concession of the Natal Airport as detailed in Note  1.2.1 for a total amount of USD 62.7 that comprises a net gain for the compensation of the assets offset by liabilities of the concession.